Offerings	May 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	9.33
Maximum Aggregate Offering Price	$ 46,650,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,142.12
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act based upon the average of the high and low prices of the Company’s Common Stock on the New York Stock Exchange on May 9, 2025.

(2)
Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also covers such additional shares of Common Stock and Stock Units as may be issued to prevent dilution resulting from stock dividends, stock splits, recapitalizations or other similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Units, convertible into Common Stock, par value $.01 per share
Amount Registered | shares	5,000,000
Amount of Registration Fee	$ 0
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act based upon the average of the high and low prices of the Company’s Common Stock on the New York Stock Exchange on May 9, 2025.

(3)
The fee for the Stock Units is included within the Common Stock fee. The Stock Units are issued under the Plan and are convertible into Common Stock on a one to one basis or the cash equivalent thereof. Pursuant to Rule 457(i) under the Securities Act, no additional registration fee is required.